Expense Example, No Redemption - Global & International Equity Mutual Fund - Nomura Emerging Markets Fund - C	Nov. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 218
Expense Example, No Redemption, 3 Years	708
Expense Example, No Redemption, 5 Years	1,225
Expense Example, No Redemption, 10 Years	$ 2,643